Business Combinations - Intangible Assets (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Feb. 28, 2020	Mar. 31, 2020	Nov. 30, 2019	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value as of February 28, 2020	$ 487,400
Remaining Weighted - Average Amortization Period (in years)				13 years 29 days
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value as of February 28, 2020	381,000
Remaining Weighted - Average Amortization Period (in years)		17 years 7 months 6 days
Database and Content
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value as of February 28, 2020	50,200
Remaining Weighted - Average Amortization Period (in years)		4 years 8 months 12 days
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value as of February 28, 2020	5,200		$ 3,641
Remaining Weighted - Average Amortization Period (in years)		4 years		12 years 8 months 12 days
Purchased Software
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value as of February 28, 2020	23,000
Remaining Weighted - Average Amortization Period (in years)		6 years 4 months 24 days
Order or Production Backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value as of February 28, 2020	$ 28,000
Remaining Weighted - Average Amortization Period (in years)		4 years
Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining Weighted - Average Amortization Period (in years)				2 years
Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining Weighted - Average Amortization Period (in years)				20 years